Acquisitions - Franchisee/stores - Additional Information (Detail) - Franchisee/Stores [Member]	1 Months Ended
Apr. 30, 2020 USD ($)
Business Acquisition [Line Items]
Aggregate purchase price	$ 1,250,000
Cash	650,000
Business combination promissory note issued	$ 600,000